Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1, 2025	$ 210,941	$ 121,348
Additions	4,981	98,153
Depreciation of right-of-use assets	(9,997)	(8,002)
Linkage to index	4,622	5,190
Classification to Assets of disposal groups classified as held for sale		(2,994)
Reserve for translation differences	14,948	(2,754)
Balance as of December 31, 2025	225,495	210,941
Land
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1, 2025	208,146	118,280
Additions	2,536	97,075
Depreciation of right-of-use assets	(8,709)	(6,622)
Linkage to index	4,611	5,137
Classification to Assets of disposal groups classified as held for sale		(2,994)
Reserve for translation differences	14,598	(2,730)
Balance as of December 31, 2025	221,182	208,146
Offices and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1, 2025	2,795	3,068
Additions	2,445	1,078
Depreciation of right-of-use assets	(1,288)	(1,380)
Linkage to index	11	53
Classification to Assets of disposal groups classified as held for sale		0
Reserve for translation differences	350	(24)
Balance as of December 31, 2025	$ 4,313	$ 2,795